PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Property plant and equipment gross	$ 825,411	$ 891,086	$ 886,806
Less: Accumulated depreciation	(213,329)	(206,244)	(181,390)
Construction in progress	23,371	18,410	11,944
Property plant and equipment Net	635,453	703,252	717,360
Building
PROPERTY AND EQUIPMENT, NET
Property plant and equipment gross	736,515	798,216	794,353
Office equipment
PROPERTY AND EQUIPMENT, NET
Property plant and equipment gross	18,976	21,733	21,747
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property plant and equipment gross	1,488	1,369	1,241
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Property plant and equipment gross	17,701	19,037	18,734
Land
PROPERTY AND EQUIPMENT, NET
Property plant and equipment gross	$ 50,731	$ 50,731	$ 50,731